COMMODITY TRADING ADVISORS	12 Months Ended
Dec. 31, 2011
COMMODITY TRADING ADVISORS
COMMODITY TRADING ADVISORS

NOTE 4.  COMMODITY TRADING ADVISORS

The Partnership, through the Trading Companies, allocates assets to the commodity trading advisors.  Each Trading Company has entered into an advisory contract with its own Advisor. The commodity trading advisors are Rabar Market Research, Inc., EMC Capital Management, Inc., Eckhardt Trading Co., Winton Capital Management Limited, Welton Investment Corporation, Global Advisors Jersey Limited, Transtrend B.V., Quantitative Investment Management LLC, Sunrise Capital Partners, LLC, Amplitude Capital International Limited, Alder Capital Limited and Denali Asset Management, LLLP (collectively, the “Advisors”).  The Advisors are paid a consulting fee, either monthly or quarterly, ranging from 0 percent to 3 percent per annum of the Partnership’s month-end allocated net assets and a quarterly incentive fee ranging from 20 percent to 26 percent of the new trading profits on the allocated net assets of the Advisor.